Basis of Presentation of the Consolidated Financial Statements - Transformation of Operating Model of Telefonica Mexico (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 21, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [line items]
Provisions		€ 8,461	€ 10,158
Net loss		(1,957)	(1,664)	[1]	€ (3,950)	[1]
Telefonica Moviles Mexico
Disclosure of subsidiaries [line items]
Workforce reduction expense	€ 44
Net loss	27
Profit (loss) corresponding to fully paid licenses	(123)
Profit (loss) corresponding to licenses with deferred payments	95
Accelerated depreciation and amortization due to reduction of useful lives	36
Reduction of net financial debt	€ 508
Reversal of deferred tax assets			€ 454		€ 327
Telefónica México
Disclosure of subsidiaries [line items]
Period of wholesale wireless access service agreement, initial	8 years
Additional, consecutive period of wholesale wireless service agreement if renewed	3 years
Gradual migration period of network access as part of wholesale wireless access service agreement	3 years
Increase (decrease) in depreciation, property, plant and equipment		204
Increase (decrease) in amortization, right-of-use assets		110
Increase (decrease) in amortization of intangible assets		€ 6
Other Expenses | Telefonica Moviles Mexico
Disclosure of subsidiaries [line items]
Provisions	€ 167

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,